Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Non-GAAP EPS(8)
					Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$17,322,255	$(163,581)	$5,596,435	$(3,488,288)	$192.77	$125.62	$1,128	$16.54
2021	$21,324,327	$78,793,201	$6,411,575	$15,913,266	$229.91	$153.61	$1,126	$14.85
2020	$24,133,526	$87,708,139	$6,296,302	$17,033,486	$188.41	$141.39	$681	$9.04

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Ms. Alber who has served as our CEO since 2010) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Ms. Alber) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Howie, Ms. Benson, Mr. King, Mr. Bellos, and Ms. Whalen; and (ii) for 2021 and 2020, Ms. Whalen, Mr. Bellos, Ms. Benson, and Ryan Ross, the former President of the Williams Sonoma brand.(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Ms. Alber), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Alber) during the applicable year.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Retailing.
PEO Total Compensation Amount	$ 17,322,255	$ 21,324,327	$ 24,133,526
PEO Actually Paid Compensation Amount	$ (163,581)	78,793,201	87,708,139
Adjustment To PEO Compensation, Footnote [Text Block]	(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Alber (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. (2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Alber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Alber during the applicable year. Negative amounts in column (c) are primarily attributable to changes in year over year fair value of equity awards granted in a prior year.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2022	$17,322,255	$(11,999,916)	$(5,485,920)	$(163,581)
2021	$21,324,327	$(11,999,857)	$69,468,731	$78,793,201
2020	$24,133,526	$(17,350,601)	$80,925,214	$87,708,139

Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$9,258,310	$(12,970,739)	—	$(1,773,491)	—	—	$(5,485,920)
2021	$21,522,305	$31,916,002	—	$16,030,424	—	—	$69,468,731
2020	$31,411,874	$52,231,773	—	$(2,718,433)	—	—	$80,925,214

Year	(i) Average Year End Fair Value of Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,978,459	$(984,095)	—	$(252,583)	$(5,926,653)	—	$(5,184,872)
2021	$4,943,199	$5,227,599	—	$2,393,220	—	—	$12,564,018
2020	$7,525,673	$7,266,557	—	$(410,941)	—	—	$14,381,289

Non-PEO NEO Average Total Compensation Amount	$ 5,596,435	6,411,575	6,296,302
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,488,288)	15,913,266	17,033,486
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(1)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$5,596,435	$(3,899,851)	$(5,184,872)	$(3,488,288)
2021	$6,411,575	$(3,062,327)	$12,564,018	$15,913,266
2020	$6,296,302	$(3,644,105)	$14,381,289	$17,033,486

Equity Valuation Assumption Difference, Footnote [Text Block]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(2)The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:
(i)the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
	(vi)the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Ms. Alber and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Alber) is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Ms. Alber and to the other NEOs is comprised of equity awards and the negative values in 2022 are attributable to year-over-year changes in fair value of equity awards granted in a prior year and the forfeiture of equity awards granted to Mr. Bellos and Ms. Whalen at the time of their departure. As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets that approximately 66% of the value of total compensation awarded to the NEOs is to be comprised of equity awards, including restricted stock units and performance-based restricted stock units.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Ms. Alber and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Alber) is generally aligned with the Company’s net income over the three years presented in the table because a significant portion of the compensation actually paid to such individuals is comprised of equity awards and the negative values in 2022 are attributable to year-over-year changes in fair value of equity awards granted in a prior year and the forfeiture of equity awards granted to Mr. Bellos and Ms. Whalen at the time of their departure. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Non-GAAP EPS, which the Company uses for setting goals in the Company’s short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Non-GAAP EPS

As demonstrated by the following graph, the amount of compensation actually paid to Ms. Alber and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Alber) is generally aligned with the Company’s Non-GAAP EPS over the three years presented in the table because a significant portion of the compensation actually paid to such individuals is comprised of equity awards and the negative values in 2022 are attributable to year-over-year changes in fair value of equity awards granted in a prior year and the forfeiture of equity awards granted to Mr. Bellos and Ms. Whalen at the time of their departure. Given the importance of EPS to our executive compensation program, as discussed below, the Company has determined that Non-GAAP EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Non-GAAP EPS as the funding goal for the Bonus Plan. As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets that approximately 17% of the value of total compensation awarded to the NEOs consists of amounts determined under the short-term incentive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was 93%, while the cumulative TSR of the peer group presented for this purpose, the S&P Retailing, was 26% over the three years presented in the table. The Company’s cumulative TSR consistently outperformed the S&P Retailing peer group during the three years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the S&P Retailing peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Tabular List [Table Text Block]	Non-GAAP EPS •Revenue (3-year CAGR) •EPS (3-year CAGR) •Operating Cash Flow (3-year average) •ROIC (3-year average)
Total Shareholder Return Amount	$ 192.77	229.91	188.41
Peer Group Total Shareholder Return Amount	125.62	153.61	141.39
Net Income (Loss)	$ 1,128,000,000	$ 1,126,000,000	$ 681,000,000
Company Selected Measure Amount	16.54	14.85	9.04
Adjustment to Compensation Amount	$ (5,184,872)	$ 12,564,018	$ 14,381,289
PEO Name	Ms. Alber
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Non-GAAP EPS
Non-GAAP Measure Description [Text Block]	Non-GAAP EPS means the Company’s diluted earnings per share, exclusive of certain items as described below. Diluted earnings per share is computed as net earnings divided by the weighted average number of common shares outstanding plus common stock equivalents for the period. Common stock equivalents consist of shares subject to stock-based awards with exercise prices less than or equal to the average market price of our common stock for the period, to the extent their inclusion would be dilutive. Non-GAAP adjustments may vary from year to year, but for the years included herein consist of the following: (i) acquisition-related compensation expenses and the amortization of acquired intangible assets, (ii) inventory write-offs, (iii) expenses associated with store asset impairments, and (iv) tax benefit resulting from a non-recurring adjustment to certain deferred tax assets and liabilities, and (v) impairment charges for certain hardware and software costs and goodwill of Aperture, a division of our Outward, Inc. subsidiary. We use achievement of Non-GAAP EPS performance to fund our Bonus Plan and allocate awards to reflect brand and operational performance. The Company has determined that Non-GAAP EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance. A reconciliation of the GAAP to non-GAAP diluted earnings per share may be found on pages 10 to 11 in Exhibit 99.1 to our Form 8-K filed with the Securities and Exchange Commission on March 16, 2023, which is incorporated herein by reference.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (3-year CAGR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS (3-year CAGR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow (3-year average)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ROIC (3-year average)
Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 9,258,310	21,522,305	31,411,874
Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(12,970,739)	31,916,002	52,231,773
Adjustments to Compensation Amount, Equity Awards	(984,095)	5,227,599	7,266,557
Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Adjustments to Compensation Amount, Equity Awards	0	0	0
Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,773,491)	16,030,424	(2,718,433)
Adjustments to Compensation Amount, Equity Awards	(252,583)	2,393,220	(410,941)
Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Adjustments to Compensation Amount, Equity Awards	(5,926,653)	0	0
Equity Awards, Value of Dividends and Other Earnings, Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Adjustments to Compensation Amount, Equity Awards	0	0	0
Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,485,920)	69,468,731	80,925,214
Adjustments to Compensation Amount, Equity Awards	1,978,459	4,943,199	7,525,673
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,999,916)	(11,999,857)	(17,350,601)
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,485,920)	69,468,731	80,925,214
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,184,872)	12,564,018	14,381,289
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,899,851)	$ (3,062,327)	$ (3,644,105)